Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ 268,446	$ 310,134	$ 185,908
Foreign	24,112	73,317	75,917
Income before income taxes	$ 292,558	$ 383,451	$ 261,825